Exhibit 99.1

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	10	Payment Date	April 16, 2012
Collection Period	March, 2012

I. SUMMARY

		Beginning of Period	End of Period
	Initial Balance	Balance	Balance	End of Period Factor
2011-A Reference Pool Balance	$1,262,497,868.06	$989,129,718.93	$953,627,153.42	0.7553495
Total Note Balance	1,051,029,000.00	777,660,850.87	742,158,285.36	0.7061254

Total Overcollateralization	$211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance	1,088,903,936.04	815,535,786.91	780,033,221.40	0.7163471
2011-A Exchange Note Overcollateralization	$173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization	Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance	127.19%	128.49%
2011-A Reference Pool Balance as a % of 2011-A Exchange Note Balance	121.29%	122.25%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$0.00	$0.00	0.0000000
Class A-2 Notes	0.74000%	390,000,000.00	362,631,850.87	327,129,285.36	0.8387930
Class A-3 Notes	1.03000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	65,841,000.00	65,841,000.00	65,841,000.00	1.0000000
Class B Notes	1.92000%	44,188,000.00	44,188,000.00	44,188,000.00	1.0000000

Total		$1,051,029,000.00	$777,660,850.87	$742,158,285.36	0.7061254

	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	35,502,565.51	91.03	223,622.97	0.57	35,726,188.48	91.60
Class A-3 Notes	0.00	0.00	261,791.67	0.86	261,791.67	0.86
Class A-4 Notes	0.00	0.00	73,522.45	1.12	73,522.45	1.12
Class B Notes	0.00	0.00	70,700.80	1.60	70,700.80	1.60

Total	$35,502,565.51	$33.78	$629,637.89	$0.60	$36,132,203.40	$34.38

II. POOL INFORMATION

			Residual Portion of
2011-A Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$1,111,967,066.95	$989,129,718.93	$708,440,686.10
Change	(40,445,445.94)	(35,502,565.51)	(17,639,046.89)

End of Period	$1,071,521,621.01	$953,627,153.42	$690,801,639.21
Residual Portion of Securitization Value as % of Securitization Value at end of period			72.44%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	8,974	45,453	1,262	44,191

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				16.9	16.2

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	10	Payment Date	April 16, 2012
Collection Period	March, 2012

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	350	$7,232,340.17	0.76%
61 - 90 Days Delinquent	7	142,220.40	0.01%
91 - 120 Days Delinquent	1	17,753.36	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	358	$7,392,313.93	0.78%

	Current Period	Cumulative
Prepayment Speed	-0.10%	0.45%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$17,567,621.82
plus: Payoffs	9,689,694.09
plus: Other (including extension fees, excess charges, etc.)	237,831.00
minus: Payaheads	(585,681.67)
plus: Payahead Draws	672,168.30
plus: Advances	742,413.97
minus: Advance Reimbursement Amounts	(890,541.33)
plus: Administrative Removal Amounts	1,604,958.76
plus: Net Auction Proceeds	13,573,844.68
plus: Recoveries	143,218.19

Total Collections	$42,755,527.81

Reserve Account Balance Beginning of Period	31,562,446.70

Total Collections Plus Reserve	$74,317,974.51

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$824,274.77	$824,274.77	$73,493,699.74	$0.00
2011-A Exchange Note Interest Payment	1,399,096.95	1,399,096.95	72,094,602.79	0.00
2011-A Exchange Note Principal Payment	35,502,565.51	35,502,565.51	36,592,037.28	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	36,592,037.28	0.00
Reserve Account Deposit	31,562,446.70	31,562,446.70	5,029,590.58	0.00
Shared Amounts	0.00	0.00	5,029,590.58	0.00
Remaining Funds Released to Borrowers	5,029,590.58	5,029,590.58	0.00	0.00

Total	$74,317,974.51	$74,317,974.51	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	10	Payment Date	April 16, 2012
Collection Period	March, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment	$1,399,096.95
2011-A Exchange Note Principal Payment	35,502,565.51
Shortfall Payment (to cover Notes)	0.00

Total	$36,901,662.46

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$36,901,662.46	$0.00
Administration Fee	6,480.51	6,480.51	36,895,181.95	0.00
Class A-1 Interest	0.00	0.00	36,895,181.95	0.00
Class A-2 Interest	223,622.97	223,622.97	36,671,558.98	0.00
Class A-3 Interest	261,791.67	261,791.67	36,409,767.31	0.00
Class A-4 Interest	73,522.45	73,522.45	36,336,244.86	0.00

Total Class A Interest	558,937.09	558,937.09		0.00
First Priority Principal Payment	0.00	0.00	36,336,244.86
Class B Interest	70,700.80	70,700.80	36,265,544.06	0.00
Second Priority Principal Payment	0.00	0.00	36,265,544.06
Regular Principal Payment	35,502,565.51	35,502,565.51	762,978.55	0.00
Reserve Account Deposit	0.00	0.00	762,978.55	0.00
Additional Trustee Fees and Expenses	0.00	0.00	762,978.55	0.00
Remaining Funds to Holder of Residual Interest	762,978.55	762,978.55	0.00	0.00

Total	$36,901,662.46	$36,901,662.46	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$3,139,623.16
plus: Additional Advances	742,413.97
minus: Advance Reimbursement Amounts	(890,541.33)

End of Period Advance Balance	$2,991,495.80

Payaheads
Beginning of Period Payahead Balance	$1,866,382.75
plus: Additional Payaheads	585,681.67
minus: Payahead Draws	(672,168.30)

End of Period Payahead Balance	$1,779,896.12

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$31,562,446.70
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	0.00

Reserve Balance after Deposit from Exchange Note	$31,562,446.70
plus: Reserve Deposit from Note Distributions	0.00

End of Period Reserve Account Balance	$31,562,446.70

Memo: Required Reserve Amount	$31,562,446.70
Reserve Shortfall	$0.00

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	10	Payment Date	April 16, 2012
Collection Period	March, 2012

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	303	2,600	$6,240,796.81	$52,724,277.92
Standard Terminations	168	2,266	2,666,665.38	32,078,198.08

Total Retained	471	4,866	$8,907,462.19	$84,802,476.00

Returned Vehicles
Early Terminations	130	871	$2,338,874.11	$15,465,250.22
Standard Terminations	548	3,766	9,669,614.42	58,035,825.32

Total Returned	678	4,637	$12,008,488.53	$73,501,075.54

Charged Off Leases / Repossessed Vehicles	21	135	$478,950.34	$3,072,961.07
Removals by Servicer and Other	92	598	1,653,585.00	9,708,366.97

Total Terminations	1,262	10,236	$23,048,486.06	$171,084,879.58

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1524	7972	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			53.72%	45.30%
Early Termination Rate (Early Terminations / Total Terminations)			34.31%	33.91%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$9,836,911.41
plus: Payahead draws			84,912.85
minus: Unreimbursed Advances			(40,101.02)
minus: Securitization Value of Retained Vehicles			(8,907,462.19)

Total	471	4,866	$974,261.05	$9,930,686.23
Gain (Loss) Per Retained Vehicle			$2,068.49	$2,040.83

Gain (Loss) on Returned Vehicles
Customer Payments			$450,238.44
plus: Net Auction Proceeds			$13,145,217.80
plus: Payahead Draws			69,532.83
minus: Unreimbursed Advances			(36,445.00)
minus: Securitization Value of Returned Vehicles			(12,008,488.53)

Total	678	4,637	$1,620,055.54	$13,320,425.60
Gain (Loss) Per Returned Vehicle			$2,389.46	$2,872.64

Credit Gain (Loss) Charged Off / Repossessed Vehicles	21	135	$(87,506.74)	$(469,830.08)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,166.99)	$(3,480.22)

Gain (Loss) on Removals by Servicer and Other	92	598

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$110,627.66	$615,374.24

Total Gain (Loss)	1,262	10,236	$2,617,437.51	$23,396,655.99

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$13,145,217.80
plus: Excess Wear and Use and Excess Mileage Assessed			199,531.38
minus: Residual Portion of Securitization Value			(11,627,930.01)

Total	678	4,637	$1,716,819.17	$14,349,017.74
Residual Gain (Loss) Per Returned Vehicle			$2,532.18	$3,094.46

Ford Credit Auto Lease Trust 2011-A

Monthly Investor Report

Transaction Month	10	Payment Date	April 16, 2012
Collection Period	March, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer